CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - ZAR (R) R in Millions	Oct. 20, 2025	Aug. 27, 2025
DSP Grant
Shares issued for the grant/vesting of the equity-settled share-based payment (in shares)		R 47.4
ELTI Grant
Shares issued for the grant/vesting of the equity-settled share-based payment (in shares)	R 54.2